                                                                          --------------------------

                                                                                                      OMB APPROVAL

                                                                                                      --------------------------

                                                                                               OMB Number: 3235-0582

                                                                                               Expires: January 31, 2015

                                                                                               Estimated average burden

                                                                                               hours per response…7.2

                                                                                                     ---------------------------

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-22572

MULTI-STRATEGY GROWTH & INCOME FUND

(Exact name of registrant as specified in charter)

80 Arkay Drive                                                Hauppauge, NY  11788

(Address of principal executive offices)                             (Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 470-2600

Date of fiscal year end:   February 28th

Date of reporting period:  July 1, 2013 - June 30, 2014

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

Registrant:		Multi-Strategy Growth & Income Fund
Investment Company Act file number:			811-22572		Item 1
Reporting Period: July 1, 2013 through June 30, 2014

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(I) For/Against Management	Adviosr	Comments
	ARCP				1. Merger with ARCP	MGMT	Yes-called in	For	For	RJLCM
	ARCP			1/23/2014	1. Approve Issuance of share of common stock 2. to adjorn the special meeting to a later date		No			RJLCM
	General Amer Investors			4/16/2014	1. Election of directors 2. Ratification of the selection of Ermst & Young LLP 3. vote upon any other matters which may properly come before the meeting	MGMT	Yes	For	For	FAAM
	AT&T Inc			4/25/2014	1. election of the directiors 2. ratification of app of indep auditors 3. advusory approval of exec comp 4. approve severance policy 5. political report 6.lobbying report 7. written consent	MGMT	Yes	For	For	FAAM
	Nustar GP Holdings, LLC			4/23/2014	1. election of directors 2. ratify the app of KPMG LLP as Nustars indep registered acct firm 3. approve non binding vote the exec comp	MGMT	Yes	For	For	FAAM
	Bank of Hawaii			4/25/2014	1. election of directors 2. say on pay - an advisory vote to app exec comp 3. approval on 2014 stock and incentive plan 4. ratification of re-appoint of Ernst & Young	MGMT	Yes	For	For	FAAM
	Bank of Montreal			4/1/2014

1. election of directors 2. appoint shareholders auditors 3. advisory vote on exec comp 4. share holder pro #1 5. share holder pro #2 6. share holder pro #3 7. share holder pro #4 8. share holder pro #5

						MGMT	Yes	For	For	FAAM
	Eli Lilly & Com			5/5/2014	1. election of directors 2. ratification of the app by the audit comm to have Ernst & Young as indep auditor 3. approve comp for exec officers	MGMT	Yes	For	For	FAAM
	AGL Resources INC			4/29/2014

1. election of directors 2. ratify Price waterhouse as indep reg public accountant 3. approval of exec officer comp 4. adoption of an amendment and restatement of emply stock purch plan 5. shareholder pro of gender identity 6. shareholder pro of majority vote for director elections

						MGMT	Yes	For	For	FAAM
	Kraft Food			5/6/2014

1. election of directors 2. approve exec comp 3. ratify Pricewaterhouse as indep auditor 4. cessation of corp funds for political purpose 5. application of copr valus in political contrib 6. bib recy brand packing 7. sustainable forestry 8. cattle dehorning 9. laudatory resoluntion of kraft animals welfare

						MGMT	Yes	For	For	FAAM
	Entergy Corp			5/2/2014	1. election of directors 2. ratify Deloitte & Touche as indep reg public accountant 3. approval of exec officer comp 4. decommission of indian point nuclear reactors 5. reporting on nuclear safety	MGMT	Yes	For	For/Against	FAAM
	CCT			5/8/2014	1. election of directors 2. ratification of deloitte &Touche indep public accounting firm	MGMT	Yes	For	For	RJLCM
	Potash Corp			5/15/2014

1. election of directors 2. appointment of deloitte as auditors 3. resolution of Appendix B-approving the adoption of new performance option plan 4. advisory resolution  accepting the corps approach to exec comp

						MGMT	Yes	For	For	FAAM
	Glaxosmithkline PLC			5/7/2014

1. annual report 2. approve annual remuneration rept 3. approve remuneration policy 4. election of directors 5. to reappoint auditors 5. determine remuneration of auditors 6. authorization to make donations to polictical organisations and incure political expenditure 7. authorise allotment of shares 8. disapply pre-emption rights 9. authorise the company to purcahses its own shares 10. expemption from statement of anme of sr statutory auditor 11. reduced notice of a general meeting other an AGM

						MGMT	Yes	For	For	FAAM
	Reynolds American INC			5/8/2014

1. election of directors 2. approval of Reynolds to restate 2009 omnibus incentive comp plan 3. advisory vote to approve comp named exec officers 4. rafity of the appointment of KPMG as indep auditors 5. shareholders proposal on lobbying policies 6. shareholders proposal on animal testing

						MGMT	Yes	For	For/Against	FAAM
	EPR			5/15/2014	1. Election of directors 2. propersal to approve nonbinding advisory basis, comp of executive officers 3. proposal to rafty the appoint of KPMG as indep registered accounting firm	MGMT	Yes	For	For	FAAM
	Intel Corp			5/22/2014	1. election of directors 2. ratification of Ernst & Young as indep registered public accounting firm 3. advisory vote to approve exective comp	MGMT	Yes	For	For	FAAM
	PPL Corp			5/21/2014

1. election of directors 2. advisory vote to approve exec comp 3. ratification of appointment of indep registered acct firm 4. shareowner propsal reguest for political spending rpt 5. shareowner proposal special shareowner meetings

						MGMT	Yes	For/Against	For/Against	FAAM
	CCT			5/8/2014	1. election of directors 2. rafity of the appointment of Deloitte & Touche as the indep reg public acct firm	MGMT	Yes	For	For	RJLCM
	Diamond Offshore Drilling			5/20/2014

1. election of directors 2. ratify the appointment of Deloitte & Touche as indeped audit 3. approve an advisory basis exec comp 4. approve the companys amended to restate incentive comp for exec officers 5. approve company equity incentive comp plan 6. share prop-board diversity

						MGMT	Yes	For	For	FAAM
	Merck & Co Inc			5/27/2014

1. election of directors 2. advisory vote to approve exec comp 3. ratification of appointment of indep registered acct firm 4. shareowner propsal concering rights to act by written consent 5. shareowner proposal special shareowner meetings

						MGMT	Yes	For	For	FAAM
	Buckeye Partners			6/3/2014	1. election of directors 2. ratification of Delloitte & Touche as indep registered accountants 3. advisory approval of comp to the exec officers	MGMT	Yes	For	For	FAAM
	Ares Cap			6/2/2014	1. election of directors 2. ratify selection of KPMG as indep reg public accounting 3. approval of directors to sell or issue shares below price subject to rules in proxy statement for 2014	MGMT	Yes	For	For/Against	FAAM
	Senior Husing Prop Trust			6/5/2014	1. election of directors 2. approval of declaration of trust to allow annual election 3. adv vote to approve officer comp 4. ratify the appointment of Ernst & Young as inde auitors	MGMT	Yes	For	For	FAAM
	Hospitality Prop Turst			6/10/2014

1. election of independ trustee 2. approval of amend to delare the permit of election of trustees 3. advisory vote to approve exect officer comp 4. ratification of app of Ernst & Young LLP as indep auditors 5. consider and vote on shareholder proposal if presented

						MGMT	Yes	For	For/Against	FAAM
	American Realty Cap			5/29/2014

1. election of directors 2. ratify the app of Grant Thornton LLP as company indep auditor 3. adopt a non-binding advisory approval for exect comp 4. adopt a non-binding advisoy approval for frequency on proposal #3

						MGMT	Yes	For	For	RJLCM
	ARC NYRT			5/29/2014

1. election of directors 2. ratify the app of Grant Thornton LLP as company indep auditor 3. amendments to charter to remove or revise provisions regarding comps equity stock 4. amendments to charter to remove or revise provisions regarding stockholders voting rights 5. amendments to charter to remove or revise provisions regarding stockholders info rights 6. amendments to charter to remove or revise provisions compositions of comp BOD 7. amendments to charter to remove or revise provisions conduct of comp BOD 8. amendments to charter to remove or revise provisions regarding the conduct of the comp business 9. amendments to charter to remove or revise provisions restricting thransfer and ownership shares 10. amendments to charter to remove or revise provision stating that the guidelines control of interpretation of comp charter 11. amendments to charter to remove or revise provision realting to the comp sponosor, advisor and their affilates 12. amendments regarding conforming changes and other ministerial mods to and restatement of the charter

						MGMT	Yes	For	For	RJLCM

>Exec Comp-assessed to be fair and equitable booked on idustry norms. Excellent perfor & should be compensated accordinly
>Chapter Changes 3-12 - changes made comply with Maryland law and is not more restrictive as currently stated, provides ease of adminstrative, removes restrictions in place

	CWI			6/26/2014	1. election of directors	MGMT	Yes	For	For	RJLCM
	ARC Hlth Care			5/28/2014	1. election of directors 2. rafity the appointment of Grant Thorton LLP as indep auditor	MGMT	Yes	For	For	RJLCM
	ARC V			5/28/2014	1. Election of directors	MGMT	Yes	For	For	RJLCM
	ARC Global			5/29/2014	1. Election of directors	MGMT	Yes	For	For	RJLCM
	ARC Retail Centers			5/29/2014	1. Election of directors	MGMT	Yes	For	For	RJLCM
	ARC BDCA			5/29/2014	1. Election of directors	MGMT	Yes	For	For	RJLCM
	ARC Hlth Care II			5/28/2014	1. Election of directors	MGMT	Yes	For	For	RJLCM
	Sierra			6/17/2014	1. Election of directors 2. ratification of app of Ernst & Young as indep reg public acc	MGMT	Yes	For	For	RJLCM
	Phillips Edison			7/9/2014

1. Election of directors 2a. Eliminate certain provision that were previously required by state and admin with initial offering 2b. Add language to charter regarding tender offers requirments 2c. Add provisions that enables us to declare and pay dividend of one class of stock of our stock to the holders 3. approve adjourment of the annual meeting to solicit add'l proxies

						MGMT	Yes	For	For	RJLCM
	NorthStar			6/10/2014	1. Election of directors 2. appointment of Grant Thornton as company indep reg public account	MGMT	Yes	For	For	RJLCM
	Carter Validus Mission Critical REIT			6/27/2014	1. election of directors	MGMT	Yes	For	For	RJLCM
	UDF			7/27/2014

1. Election of directors 2. approve adv basis for compen 3. approval for frequency on exective officer comp 4a. Remove certain provision orig to comply with NASAA guidelines 4b. Replace NASAA REIT in relation to the app, supervision, and comp 4c. Clarify idemnification and advancement of exps, distribut of shares from one class to another, the interpretation of ambiguities 4d. delete provisions related to the issuance of share certs and requiring the indep trustess to approve the issuance of preferred shares 4e. add provisions to qualify for federal incoem tax and additional transfer proced 4f. update provisions reflect a listing of the shares of beneficial interest on NASDAQ, delete noncompliant tender offers and revise obsolete references tothe NYSE 4g. provide trustee may be removed at a meeting, clarify the point at which a trustee resignation becomes eff and delete the limit of number of trustees to 15 5. ratify the Whitley Penn LLP as indep reg public account

						MGMT	Yes	Mixed	Both	RJLCM	With MGMT on all items, except #2 and #3 we abstain
	CA Inc			7/30/2014	1. Election of directors 2. ratify the appint of KPMG LLP as indep reg public accounting firm for 2015 3. approve by non-binding vote the compensation of named execut officers	MGMT	Yes	For	For	FAAM
	Steadfast			8/5/2014

1. election of directors 2. ratification of Ernst & Young as indep registered public accounting firm 3a. remove provision that allows us to redeem sec held by any stockholders if a tender offer for our sec w/o complying with certain procedures 3b. Reomve language from section 9.2 (certiain permitted invests) and section 9.3 (invests limitations) that such provision apply only until such times 3c. make certain conforming, clarifying and ministerial changes

						MGMT	Yes	For	For	RJLCM
	Hines			9/18/2014	1. election of the directors 2. approval of the appointment of Deloitte & Touche as reg publich accounting	MGMT	Yes	For	For	RJLCM
	Du Pont (EI) De Nemours & Co.			4/23/2014	1. Election of directors. 2. Approval of Accounting Firm, 3. Executive Compensation, 4. Political Spending 5. Herbicide Use, 6. Plant Closure, 7. Acceleration of Equity Awards		No			FAAM
	Entertainment Properties Trust			5/15/2014	1. Election of Trustees, 2. Advisory vote on executive compensation, 3. Appointment of Public Accountant,		No			FAAM
	Hasbro, Inc.			5/22/2014	1. Election of Directors, 2. Advisory vote on executive compensation, 3. Approve 2014 performance plan, 4. Ratify seelction of Independent Public Accountant		No			FAAM
	Health Care REIT Inc			5/1/2014

1. Election of Directors, 2. Ratificaction of Independent Public Accountant, 3. Advisory Vote on Executive Compensation, 4. Increase number of authorized shares of common stock, 5. Shareholder proposal regading accelerated vesting of equity options

							No			FAAM
	Hospitality Properties Trust			6/10/2014

1. Election of Trustees, 2. Appoval  to permit annual election of Trustees, 3. Advisory vote to approve executive officer copmensation, 4. Ratification of independent public accountant, 5. Shareholder proposal regarding MD's Unsolicited Takeovers Act

							No			FAAM

CONTENT KEY:
A.	Company Name - Company Name as it appeared on the ballot (e.g., Microsoft)
B.	Ticker - e.g., MSFT
C.	Security ID (cusip, isin, sedol) - as it appears on the ballot (e.g., 2383130)
D.	Meeting Type & Date - e.g., ANNUAL, SPECIAL; MM/DD/YYYY
E.	Agenda Item Number & Description - as it appeared on the ballot (e.g., 2. Approve Employee Stock Purchase Plan); identify each director considered for election.
F.	Management or Shareholder Proposal - identify whether the matter was proposed by the issuer or by a security holder (MGMT or SHAREHOLD)
G.	Voted - identify whether or not the registrant has voted on the matter (Y or N); if the matter was not voted include a footnote describing why the matter was not voted on.
H.	Fund Vote - FOR or AGAINST proposal, or ABSTAIN; FOR or WITHHOLD regarding election of directors
I.	Management Recommendation - FOR or AGAINST

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

MULTI-STRATEGY GROWTH & INCOME FUND

By (Signature and Title)*     /s/Raymond J. Lucia, Jr.

                                            Raymond J. Lucia, Jr., President

Date:  August 1, 2014

* Print the name and title of each signing officer under his or her signature.